Employee Benefits (Summary Of Changes In Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits [Abstract]
Benefit obligation at beginning of period	$ 6,747	$ 5,649	$ 6,641
Change in benefit obligations: Service costs	385	378	491
Change in benefit obligations: Interest cost	186	231	312
Change in benefit obligations: Benefits paid	(253)	(133)	(72)
Change in benefit obligations: Actuarial loss/(gain)	(945)	622	(1,723)
Benefit obligation at end of period	6,120	6,747	5,649
Funded status	$ (6,120)	$ (6,747)	$ (5,649)